Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			September 30, 2021 Fair Value

	Investments in Securities – 121.25%
	Common Stock – 121.25%
	United States – 94.48%
	Aerospace / Defense – 2.58%
367,161	Raytheon Technologies Corp.	(a)	$31,561,160
96,971	TransDigm Group, Inc.*	(a)	60,565,177
			92,126,337
	Applications Software – 8.35%
202,134	Confluent, Inc., Class A*		12,057,293
123,542	Elastic NV*		18,406,523
472,658	Five9, Inc.*	(a)	75,502,389
434,109	Microsoft Corp.	(a)	122,384,009
62,125	Procore Technologies, Inc.*		5,550,248
286,955	PTC, Inc.*	(a)	34,374,339
432,339	Smartsheet, Inc., Class A*	(a)	29,753,570
			298,028,371
	Athletic Equipment – 1.09%
446,285	Peloton Interactive, Inc., Class A*		38,849,109

	Building Products - Cement / Aggregate – 1.54%
92,967	Martin Marietta Materials, Inc.		31,764,964
137,586	Vulcan Materials Co.		23,274,048
			55,039,012
	Coatings / Paint – 0.80%
102,176	The Sherwin-Williams Co.		28,581,692

	Commercial Services – 2.13%
60,917	Cintas Corp.	(a)	23,188,665
616,340	CoStar Group, Inc.*	(a)	53,042,221
			76,230,886
	Commercial Services - Finance – 5.48%
65,935	Equifax, Inc.		16,709,247
290,064	Global Payments, Inc.		45,708,285
178,609	PayPal Holdings, Inc.*	(a)	46,475,848
91,752	S&P Global, Inc.	(a)	38,984,507
65,332	Square, Inc., Class A*		15,669,227
286,721	TransUnion		32,201,636
			195,748,750
	Communications Software – 3.49%
754,046	Avaya Holdings Corp.*		14,922,570
491,522	RingCentral, Inc., Class A*	(a)	106,906,035
10,956	Zoom Video Communications, Inc., Class A*		2,864,994
			124,693,599

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares			September 30, 2021 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Computer Aided Design – 8.30%
94,469	Altair Engineering, Inc.*		$6,512,693
41,684	ANSYS, Inc.*		14,191,318
59,931	Aspen Technology, Inc.*		7,359,527
95,269	Autodesk, Inc.*		27,167,860
705,539	Cadence Design Systems, Inc.*		106,846,826
448,671	Synopsys, Inc.*	(a)	134,336,584
			296,414,808
	Computer Software – 3.27%
393,498	Dynatrace, Inc.*		27,926,553
209,003	Twilio, Inc., Class A*		66,682,407
359,846	ZoomInfo Technologies, Inc., Class A*		22,018,977
			116,627,937
	Computers – 1.21%
304,675	Apple, Inc.	(a)	43,111,513

	Consulting Services – 1.43%
168,289	Gartner, Inc.*	(a)	51,139,661

	Data Processing / Management – 0.15%
20,551	DocuSign, Inc.*		5,290,444

	E-Commerce / Products – 3.69%
40,115	Amazon.com, Inc.*	(a)	131,779,380

	E-Commerce / Services – 5.92%
244,940	DoorDash, Inc., Class A*	(a)	50,452,741
352,519	Expedia Group, Inc.*		57,777,864
642,812	Lyft, Inc., Class A*	(a)	34,448,295
281,317	Marqeta, Inc., Class A*		6,222,732
26,110	Match Group, Inc.*		4,099,009
1,002,825	Uber Technologies, Inc.*		44,926,560
151,196	Zillow Group, Inc., Class C*		13,326,416
			211,253,617
	Energy - Alternate Sources – 0.05%
79,839	Stem, Inc.*		1,907,354

	Enterprise Software / Services – 7.86%
264,720	Alteryx, Inc., Class A*		19,351,032
439,999	Avalara, Inc.*	(a)	76,898,625
112,999	Ceridian HCM Holding, Inc.*		12,725,947
228,855	Coupa Software, Inc.*	(a)	50,160,439

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares			September 30, 2021 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Enterprise Software / Services – (continued)
593,573	Qualtrics International, Inc., Class A*		$25,369,310
754,979	SS&C Technologies Holdings, Inc.	(a)	52,395,543
833,792	UiPath, Inc., Class A*		43,865,797
			280,766,693
	Entertainment Software – 1.44%
635,661	Activision Blizzard, Inc.	(a)	49,193,805
13,732	Take-Two Interactive Software, Inc.*		2,115,689
			51,309,494
	Finance - Credit Card – 2.70%
139,756	Mastercard, Inc., Class A	(a)	48,590,366
214,759	Visa, Inc., Class A	(a)	47,837,567
			96,427,933
	Finance - Other Services – 1.78%
552,008	Intercontinental Exchange Group, Inc.	(a)	63,381,559

	Human Resources – 0.58%
73,833	Paylocity Holding Corp.*	(a)	20,702,773

	Internet Application Software – 0.95%
445,537	Anaplan, Inc.*		27,128,748
28,514	Okta, Inc.*		6,767,513
			33,896,261
	Internet Content - Entertainment – 5.13%
413,785	Facebook, Inc., Class A*	(a)	140,434,491
70,100	Netflix, Inc.*	(a)	42,784,834
			183,219,325
	Medical - Biomedical / Genetics – 5.76%
80,783	4D Molecular Therapeutics, Inc.*		2,178,717
169,037	Acceleron Pharma, Inc.*		29,091,268
357,510	Akero Therapeutics, Inc.*		7,990,348
175,798	Allovir, Inc.*		4,405,498
53,694	Alnylam Pharmaceuticals, Inc.*		10,137,964
85,658	Applied Therapeutics, Inc.*		1,421,923
283,071	Arena Pharmaceuticals, Inc.*	(a)	16,856,878
142,524	Avidity Biosciences, Inc.*		3,510,366
176,502	Blueprint Medicines Corp.*	(a)	18,146,171
168,000	Caribou Biosciences, Inc.*		4,010,160
428,301	Cerevel Therapeutics Holdings, Inc.*		12,634,879
540,664	Certara, Inc.*		17,895,978
54,860	Deciphera Pharmaceuticals, Inc.*		1,864,143
129,281	IGM Biosciences, Inc.*		8,501,519

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares			September 30, 2021 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Medical - Biomedical / Genetics – (continued)
249,119	Karyopharm Therapeutics, Inc.*		$1,449,873
88,301	Keros Therapeutics, Inc.*		3,493,188
282,545	Mersana Therapeutics, Inc.*		2,664,399
75,388	Recursion Pharmaceuticals, Inc.*		1,734,678
335,323	Sema4 Holdings Corp.*		2,545,102
629,789	TG Therapeutics, Inc.*		20,959,378
97,213	Turning Point Therapeutics, Inc.*		6,457,860
308,124	Ultragenyx Pharmaceutical, Inc.*	(a)	27,789,703
			205,739,993
	Medical - Drugs – 0.30%
33,629	Morphic Holding, Inc.*		1,904,746
148,165	ORIC Pharmaceuticals, Inc.*		3,098,130
191,790	PMV Pharmaceuticals, Inc.*		5,715,342
			10,718,218
	Medical Information Systems – 0.07%
48,838	Schrodinger, Inc.*		2,670,462

	Metal Processors & Fabrication – 0.04%
24,228	Xometry, Inc., Class A*		1,397,229

	Networking Products – 0.05%
280,190	Airspan Networks Holdings, Inc.*		1,871,669

	REITs - Diversified – 3.19%
196,283	American Tower Corp.		52,095,471
78,431	Equinix, Inc.		61,970,686
			114,066,157
	Retail - Apparel / Shoes – 1.80%
130,637	Burlington Stores, Inc.*	(a)	37,044,734
248,975	Ross Stores, Inc.	(a)	27,100,929
			64,145,663
	Retail - Building Products – 0.55%
97,188	Lowe’s Cos., Inc.	(a)	19,715,558

	Retail - Discount – 0.48%
80,879	Dollar General Corp.	(a)	17,157,671

	Retail - Major Department Store – 1.77%
957,500	The TJX Cos., Inc.	(a)	63,175,850

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares			September 30, 2021 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Retail - Restaurants – 3.80%
52,451	Chipotle Mexican Grill, Inc.*	(a)	$95,330,741
330,983	Yum! Brands, Inc.		40,482,531
			135,813,272
	Semiconductor Components - Integrated Circuits – 1.77%
376,805	Analog Devices, Inc.		63,107,301

	Semiconductor Equipment – 4.95%
215,321	KLA Corp.	(a)	72,027,028
78,183	Lam Research Corp.	(a)	44,497,854
551,596	Teradyne, Inc.	(a)	60,217,735
			176,742,617
	Therapeutics – 0.03%
12,345	Sarepta Therapeutics, Inc.*		1,141,666
	Total United States (Cost $2,171,044,553)		$3,373,989,834

	Argentina – 2.75%
	E-Commerce / Services – 2.75%
58,400	MercadoLibre, Inc.*		98,076,960
	Total Argentina (Cost $46,606,202)		$98,076,960

	Australia – 1.73%
	Enterprise Software Services – 1.73%
158,277	Atlassian Corp. PLC, Class A*		61,952,784
	Total Australia (Cost $36,710,316)		$61,952,784

	Brazil – 0.77%
	Finance - Investment Banker / Broker – 0.77%
685,265	XP, Inc., Class A*		27,527,095
	Total Brazil (Cost $18,748,436)		$27,527,095

	Canada – 2.17%
	Internet Application Software – 2.17%
57,077	Shopify, Inc., Class A*	(a)	77,383,855
	Total Canada (Cost $30,022,361)		$77,383,855

	China – 6.31%
	E-Commerce / Products – 1.64%
107,060	Alibaba Group Holding, Ltd. - Sponsored ADR*		15,850,233
573,221	JD.com, Inc. - Sponsored ADR*		41,409,485
360,997	Yatsen Holding, Ltd. - Sponsored ADR*		1,375,399
			58,635,117

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares		September 30, 2021 Fair Value

	Common Stock – (continued)
	China – (continued)
	E-Commerce / Services – 0.78%
910,382	Trip.com Group, Ltd. - Sponsored ADR*	$27,994,246

	Enterprise Software / Services – 0.24%
2,443,447	Ming Yuan Cloud Group Holdings, Ltd.	8,474,764

	Entertainment Software – 0.57%
110,873	Bilibili, Inc. - Sponsored ADR*	7,336,467
152,013	NetEase, Inc. - Sponsored ADR	12,981,910
		20,318,377
	Internet Content - Information / Networks – 1.59%
1,795,800	Meituan, Class B*	56,886,858

	Medical - Biomedical / Genetics – 0.04%
239,300	Everest Medicines, Ltd.*	1,512,407

	Real Estate Management / Services – 0.56%
1,095,388	KE Holdings, Inc. - Sponsored ADR*	20,001,785

	Retail - Drug Stores – 0.15%
532,700	JD Health International, Inc.*	5,139,058

	Schools – 0.19%
3,242,177	New Oriental Education & Technology Group,
	Inc. - Sponsored ADR*	6,646,463

	Transport - Services – 0.55%
1,282,923	Full Truck Alliance Co., Ltd. - Sponsored ADR*	19,667,210
	Total China (Cost $206,050,997)	$225,276,285

	France – 4.61%
	Aerospace / Defense - Equipment – 3.22%
479,329	Airbus SE*	63,940,161
402,680	Safran SA	51,176,785
		115,116,946
	Apparel Manufacturers – 0.25%
12,595	Kering SA	8,991,737

	Entertainment Software – 0.14%
82,482	Ubisoft Entertainment SA*	4,959,340

	Textile - Apparel – 1.00%
49,605	LVMH Moet Hennessy Louis Vuitton SE	35,649,372
	Total France (Cost $144,165,892)	$164,717,395

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares		September 30, 2021 Fair Value

	Common Stock – (continued)
	Germany – 1.75%
	Aerospace / Defense – 0.56%
87,652	MTU Aero Engines AG	$19,849,569

	Athletic Footwear – 1.19%
135,518	adidas AG	42,688,524
	Total Germany (Cost $47,521,488)	$62,538,093

	Hong Kong – 0.13%
	Retail - Drug Stores – 0.13%
3,196,000	Alibaba Health Information Technology, Ltd.*	4,598,177
	Total Hong Kong (Cost $9,817,072)	$4,598,177

	Israel – 0.24%
	Applications Software – 0.24%
214,914	JFrog, Ltd.*	7,199,619
53,725	Riskified Ltd., Class A	1,225,467
		8,425,086
	Total Israel (Cost $13,104,779)	$8,425,086

	Japan – 3.30%
	Audio / Video Products – 1.84%
588,400	Sony Group Corp.*	65,682,474

	Finance - Other Services – 0.36%
519,478	Japan Exchange Group, Inc.*	12,920,022

	Web Portals / ISP – 1.10%
6,122,903	Z Holdings Corp.*	39,385,234
	Total Japan (Cost $67,818,538)	$117,987,730

	Singapore – 1.44%
	E-Commerce / Products – 1.44%
161,975	Sea, Ltd. - Sponsored ADR*	51,626,292
	Total Singapore (Cost $5,200,884)	$51,626,292

	Taiwan – 1.25%
	Semiconductor Components - Integrated Circuits – 1.25%
398,980	Taiwan Semiconductor Manufacturing Co., Ltd. -
	Sponsored ADR	44,546,117
	Total Taiwan (Cost $30,627,897)	$44,546,117

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(concluded)

Shares		September 30, 2021 Fair Value

	Common Stock – (continued)
	United Kingdom – 0.04%
	Applications Software – 0.04%
67,372	VTEX, Class A*	$1,385,842
	Total United Kingdom (Cost $1,461,304)	$1,385,842

	Uruguay – 0.28%
	Commerical Services - Finance – 0.28%
180,907	Dlocal, Ltd.*	9,870,286
	Total Uruguay (Cost $6,192,603)	$9,870,286
	Total Common Stock (Cost $2,835,093,322)	$4,329,901,831
	Total Investments (Cost $2,835,093,322) – 121.25%	$4,329,901,831
	Total Purchased Options (Cost $231,730,551) - 4.61%	164,649,974
	Total Securities Sold, Not Yet Purchased (Proceeds (Proceeds $927,350,425) - (25.78)%	(920,677,506)
	Total Written Options (Proceeds $25,482,814) - (0.58)%	(20,629,533)
	OtherAssets, in Excess of Liabilities - 0.50%**	17,921,624
	Members’ Capital - 100.00%	$3,571,166,390

(a)	Partially or wholly held in a pledge account by the Custodian, the assets of which are pledged as collateral for securities sold, not yet purchased (see note 6).
*	Non-income producing security.
**	Includes $225,727,360 invested in U.S. Dollar Cash Reserve Account at the Bank of New York Mellon (the “Custodian”), which is 6.32% of Members’ Capital, and foreign currency with a U.S. Dollar Value of $7,628,600 held in Foreign Cash Account with the Custodian, which is 0.21% of Members’ Capital. $196,788,811 of those amounts is held as restricted cash and is in a segregated account with the Custodian, primarily as collateral for swap contracts, in each case as at September 30, 2021.
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		September 30, 2021 Fair Value
			Purchased Options – 4.61%
			Equity Options – 4.44%
			Equity Call Options – 2.69%
			United States – 1.97%
			Airlines - 0.10%
		11/19/2021
$15,534,600	9,138	$17	American Airlines Group, Inc.	$3,563,820
			Commercial Services - Finance - 0.18%
		1/21/2022
70,056,000	2,919	$240	Square, Inc., Class A	6,450,990
			Communications Software - 0.27%
		1/21/2022
6,517,000	343	$190	RingCentral, Inc., Class A	1,241,660
		4/14/2022
6,345,500	343	$185	RingCentral, Inc., Class A	1,545,558
		1/21/2022
27,962,000	1,271	$220	Zoom Video Communications Inc., Class A	6,705,796
				9,493,014
			Computers - 0.00%
		11/19/2021
9,744,000	2,784	$35	HP, Inc.	8,352

			Cruise Lines - 0.02%
		11/19/2021
3,467,500	1,387	$25	Carnival Corp.	262,143
		1/21/2022
3,427,500	1,371	$25	Carnival Corp.	368,799
				630,942
			Data Processing / Management - 0.23%
		11/19/2021
27,700,000	1,385	$200	DocuSign, Inc.	8,053,775
			E-Commerce / Services - 0.30%
		12/17/2021
79,980,000	372	$2,150	Booking Holdings, Inc.	10,497,840
		10/15/2021
6,987,750	1,331	$52.50	Lyft, Inc., Class A	344,729
				10,842,569
			Electronic Components - Semiconductors - 0.12%
		11/19/2021
18,011,500	2,119	$85	Advanced Micro Devices, Inc.	4,290,975
			Food - Miscellaneous / Diversified - 0.00%
		10/15/2021
9,048,000	1,392	$65	General Mills, Inc.	6,960
		1/21/2022
9,443,250	1,399	$67.50	General Mills, Inc.	34,975
				41,935
			Hotels & Motels - 0.22%
		10/15/2021
38,665,000	3,515	$110	Hilton Worldwide Holdings, Inc.	7,768,150

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)(continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		September 30, 2021 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			United States – (continued)
			Internet Content - Entertainment - 0.26%
		12/17/2021
$46,144,000	1,442	$320	Facebook, Inc., Class A	$4,902,800
		1/21/2022
28,546,000	4,078	$70	Snap, Inc.	4,322,680
				9,225,480
			Multimedia - 0.10%
		3/18/2022
31,792,000	1,987	$160	The Walt Disney Co.	3,536,860

			Web Portals / ISP - 0.17%
		12/17/2021
58,750,000	235	$2,500	Alphabet, Inc., Class A	6,204,000
			Total United States (Cost $84,521,661)	$70,110,862

			Australia - 0.42%
			Enterprise Software / Services - 0.42%
		12/17/2021
36,624,000	1,308	$280	Atlassian Corp. PLC, Class A	15,042,000
			Total Australia (Cost $8,823,815)	$15,042,000

			Canada - 0.24%
			Internet Application Software - 0.24%
		10/15/2021
30,870,000	245	$1,260	Shopify, Inc., Class A	2,621,500
		1/21/2022
49,660,000	382	$1,300	Shopify, Inc., Class A	6,089,080
			Total Canada (Cost $16,303,405)	$8,710,580

			China - 0.06%
			E-Commerce / Products - 0.06%
		10/15/2021
11,812,500	1,750	$67.50	JD.com, Inc. - Sponsored ADR	1,041,250
		12/17/2021
15,450,000	2,060	$75	JD.com, Inc. - Sponsored ADR	1,030,000
			Total China (Cost $3,996,379)	$2,071,250
			Total Equity Call Options (Cost $113,645,260)	$95,934,692

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)(concluded)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		September 30, 2021 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Put Options - 1.75%
			United States - 1.75%
			Growth & Income - Large Cap - 0.57%
		12/17/2021
$763,384,000	20,632	$370	SPDR S&P 500 ETF Trust	$8,108,376
		3/18/2022
346,538,600	8,707	$398	SPDR S&P 500 ETF Trust	12,242,042
				20,350,418
			Sector Fund - Technology - 1.18%
		12/17/2021
666,387,900	21,993	$303	Invesco QQQ Trust Series 1	8,467,305
		3/18/2022
1,067,094,000	33,876	$315	Invesco QQQ Trust Series 1	33,808,248
				42,275,553
			Total United States (Cost $107,739,511)	$62,625,971
			Total Equity Put Options (Cost $107,739,511)	$62,625,971
			Total Equity Options (Cost $221,384,771)	$158,560,663

			Currency Put Options - 0.17%
			United States - 0.17%
		10/15/2021
20,232,557,865	34,585,569	$5.85	USD-BRL	26,253
		12/17/2021
96,295,572,800	171,956,380	$5.60	USD-BRL	4,209,674
		6/17/2022
19,961,110,845	34,121,557	$5.85	USD-BRL	1,728,983
		12/17/2021
104,080,971,720	150,841,988	$6.90	USD-CNH	50,984
		3/18/2022
23,470,847,490	34,015,721	$6.90	USD-CNH	73,417
			Total United States (Cost $10,345,780)	$6,089,311
			Total Currency Put Options (Cost $10,345,780)	$6,089,311
			Total Purchased Options (Cost $231,730,551)	$164,649,974

BRL	Brazilian Real
CNH	Chinese Renminbi Yuan
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipt
USD	United States Dollar

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		September 30, 2021 Fair Value
	Securities Sold, Not Yet Purchased – 25.78%
	Common Stock – 25.78%
	United States – 20.37%
	Advertising Agencies – 0.50%
201,270	Omnicom Group, Inc.	$14,584,024
90,569	The Interpublic Group of Cos., Inc.	3,321,165
		17,905,189
	Airlines – 0.43%
743,461	American Airlines Group, Inc.*	15,255,820

	Apparel Manufacturers – 0.41%
854,424	Hanesbrands, Inc.	14,661,916

	Applications Software – 0.05%
134,631	N-Able Inc.*	1,670,771

	Beverages - Non-Alcoholic – 0.13%
91,862	The Coca-Cola Co.	4,819,999

	Broadcasting Services / Programming – 0.15%
135,087	Fox Corp., Class A	5,418,340

	Cable / Satellite Television – 0.06%
2,903	Charter Communications, Inc., Class A*	2,112,107

	Commercial Services – 0.18%
339,828	Nielsen Holdings PLC	6,521,299

	Commercial Services - Finance – 0.20%
280,602	H&R Block, Inc.	7,015,050

	Computer Data Security – 0.42%
135,439	Qualys, Inc.*	15,073,006

	Computer Software – 0.72%
27,801	Bandwidth Inc., Class A*	2,509,874
215,142	Fastly, Inc., Class A*	8,700,342
138,758	SolarWinds Corp.	2,321,421

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		September 30, 2021 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computer Software – (continued)
211,576	Teradata Corp.*	$12,133,884
		25,665,521
	Computers – 0.36%
432,284	HP, Inc.	11,827,290
87,096	Hewlett Packard Enterprise Co.	1,241,118
		13,068,408
	Consumer Products - Miscellaneous – 0.61%
164,941	Kimberly-Clark Corp.	21,844,786

	Cosmetics & Toiletries – 0.42%
68,726	Colgate-Palmolive Co.	5,194,311
68,725	The Procter & Gamble Co.	9,607,755
		14,802,066
	Cruise Lines – 0.11%
158,111	Carnival Corp.*	3,954,356

	Diversified Banking Institution – 0.66%
554,822	Bank of America Corp.	23,552,194

	E-Commerce / Services – 0.05%
52,021	TripAdvisor, Inc.	1,760,911

	Electric - Distribution – 0.24%
120,338	Consolidated Edison, Inc.	8,735,335

	Electric - Integrated – 0.50%
87,167	Duke Energy Corp.	8,506,628
151,196	The Southern Co.	9,369,616
		17,876,244
	Electronic Components - Semiconductors – 2.17%
610,467	Intel Corp.	32,525,682
234,759	Texas Instruments, Inc.	45,123,027
		77,648,709

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		September 30, 2021 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Enterprise Software / Services – 0.51%
87,013	New Relic, Inc.*	$6,244,923
137,401	Oracle Corp.	11,971,749
		18,216,672
	Finance - Credit Card – 0.30%
530,372	The Western Union Co.	10,724,122

	Financial Services – 0.18%
96,735	SPDR S&P Regional Banking ETF	6,553,796

	Food - Confectionery – 0.11%
32,956	The J.M. Smucker Co.	3,955,709

	Food - Miscellaneous / Diversified – 1.67%
330,283	Campbell Soup Co.	13,809,132
281,658	Conagra Brands, Inc.	9,539,757
272,388	General Mills, Inc.	16,294,250
305,602	Kellogg Co.	19,534,080
		59,177,219
	Internet Application Software – 0.31%
96,215	Zendesk, Inc.*	11,198,464

	Investment Management / Advisory Services – 1.07%
386,592	Franklin Resources, Inc.	11,489,514
135,837	T Rowe Price Group, Inc.	26,719,138
		38,208,652
	Medical - Biomedical / Genetics – 0.39%
65,795	Amgen, Inc.	13,991,307

	Motorcycle / Motor Scooter – 0.08%
76,299	Harley-Davidson, Inc.	2,793,306

	Real Estate Management / Services – 0.14%
278,977	Realogy Holdings Corp.*	4,893,257

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		September 30, 2021 Fair Value
	Common Stock – (continued)
	United States – (continued)
	REITs - Apartments – 1.03%
34,901	AvalonBay Communities, Inc.	$7,735,458
69,815	Equity Residential	5,649,430
49,024	Essex Property Trust, Inc.	15,674,934
142,718	UDR, Inc.	7,561,199
		36,621,021
	REITs - Health Care – 0.62%
334,127	Ventas, Inc.	18,447,152
43,906	Welltower, Inc.	3,617,854
		22,065,006
	REITs - Office Property – 1.66%
42,346	Boston Properties, Inc.	4,588,189
223,914	Brandywine Realty Trust	3,004,926
268,994	Douglas Emmett, Inc.	8,502,900
173,996	Hudson Pacific Properties, Inc.	4,570,875
179,289	Kilroy Realty Corp.	11,870,725
137,945	Mack-Cali Realty Corp.*	2,361,618
141,757	SL Green Realty Corp.	10,042,066
337,456	Vornado Realty Trust	14,176,527
		59,117,826
	REITs - Regional Malls – 0.25%
68,016	Simon Property Group, Inc.	8,840,040

	REITs - Shopping Centers – 0.80%
112,460	Brixmor Property Group, Inc.	2,486,490
78,338	Federal Realty Investment Trust	9,243,101
377,903	Kimco Realty Corp.	7,841,487
101,233	Regency Centers Corp.	6,816,018
125,235	Urban Edge Properties	2,293,053
		28,680,149
	Retail - Apparel / Shoes – 0.02%
163,579	Chico’s FAS, Inc.*	734,470

	Retail - Bedding – 0.02%
40,338	Bed, Bath & Beyond, Inc.*	696,839

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		September 30, 2021 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Major Department Store – 0.34%
459,064	Nordstrom, Inc.*	$12,142,243

	Retail - Miscellaneous / Diversified – 0.22%
464,342	Sally Beauty Holdings, Inc.*	7,824,163

	Retail - Regional Department Stores – 0.57%
284,157	Kohl’s Corp.	13,380,953
321,023	Macy’s, Inc.	7,255,120
		20,636,073
	Sector Fund - Energy – 0.06%
42,285	Energy Select Sector SPDR Fund	2,202,626

	Sector Fund - Technology – 0.36%
50,094	VanEck Semiconductor ETF*	12,837,589

	Telecom Equipment Fiber Optics – 0.39%
381,440	Corning, Inc.	13,918,745

	Telephone - Integrated – 0.90%
634,457	AT&T, Inc.	17,136,683
278,372	Verizon Communications, Inc.	15,034,872
		32,171,555
	Total United States (Proceeds $718,988,601)	$727,562,876

	Brazil – 0.09%
	Commercial Services - Finance – 0.09%
91,686	StoneCo, Ltd., Class A*	3,183,338
	Total Brazil (Proceeds $5,903,660)	$3,183,338

	Canada – 0.15%
	Medical - Drugs – 0.04%
119,496	Canopy Growth Corp.*	1,655,990

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		September 30, 2021 Fair Value
	Common Stock – (continued)
	Canada – (continued)
	Private Equity – 0.11%
75,921	Brookfield Asset Management, Inc., Class A	$4,062,533
	Total Canada (Proceeds $5,565,047)	$5,718,523

	China – 0.86%
	Computer Software – 0.04%
152,576	Tuya, Inc.*	1,383,864

	Computers – 0.03%
832,000	Lenovo Group, Ltd.	894,560

	E-Commerce / Products – 0.18%
69,503	Pinduoduo, Inc. - Sponsored ADR*	6,301,837

	Entertainment Software – 0.01%
63,462	Huya, Inc. - Sponsored ADR*	529,273

	Internet Content - Entertainment – 0.08%
73,391	Tencent Music Entertainment Group -
	Sponsored ADR*	532,085
55,014	Weibo Corp. - Sponsored ADR*	2,612,615
		3,144,700
	Metal - Aluminum – 0.03%
4,170,000	China Zhongwang Holdings, Ltd.	899,925

	Retail - Drug Stores – 0.02%
106,400	Ping An Healthcare and Technology Co., Ltd.*	691,597

	Wireless Equipment – 0.47%
6,056,400	Xiaomi Corp., Class B*	16,610,142
	Total China (Proceeds $35,871,182)	$30,455,898

	France – 0.49%
	Advertising Services – 0.42%
221,780	Publicis Groupe SA	14,974,680

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		September 30, 2021 Fair Value
	Common Stock – (continued)
	France – (continued)
	REITs - Regional Malls – 0.07%
112,487	Klepierre SA	$2,534,331
	Total France (Proceeds $14,953,802)	$17,509,011

	Germany – 1.13%
	Auto - Cars / Light Trucks – 0.68%
151,401	Bayerische Motoren Werke AG	14,521,582
109,961	Daimler AG	9,777,143
		24,298,725
	Enterprise Software / Services – 0.45%
117,476	Sap SE	15,913,073
	Total Germany (Proceeds $41,064,909)	$40,211,798

	Hong Kong – 0.34%
	Electric - Integrated – 0.28%
107,000	CLP Holdings, Ltd.	1,030,875
1,531,000	Power Assets Holdings, Ltd.	9,007,444
		10,038,319
	Real Estate Operations / Development – 0.06%
169,500	Sun Hung Kai Properties, Ltd.	2,120,750
	Total Hong Kong (Proceeds $15,232,528)	$12,159,069

	Israel – 1.01%
	Computer Data Security – 0.72%
227,842	Check Point Software Technologies, Ltd.*	25,755,259

	E-Commerce / Services – 0.14%
27,801	Fiverr International, Ltd.*	5,078,687

	Internet Application Software – 0.15%
27,801	Wix.com, Ltd.*	5,448,162
	Total Israel (Proceeds $37,528,682)	$36,282,108

	Japan – 0.37%
	Auto - Cars / Light Trucks – 0.04%
8,322	Toyota Motor Corp. - Sponsored ADR*	1,479,236

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(concluded)

Shares		September 30, 2021 Fair Value
	Common Stock – (continued)
	Japan – (continued)
	Building Products - Air & Heating – 0.29%
46,700	Daikin Industries, Ltd.*	$10,237,795

	Gas - Distribution – 0.02%
30,200	Tokyo Gas Co., Ltd.*	562,723

	Office Automation & Equipment – 0.02%
43,900	Seiko Epson Corp.*	888,820
	Total Japan (Proceeds $14,661,884)	$13,168,574

	Netherlands – 0.76%
	Semiconductor Components - Integrated
	Circuits – 0.76%
138,332	NXP Semiconductor NV	27,095,089
	Total Netherlands (Proceeds $28,966,958)	$27,095,089

	Switzerland – 0.13%
	Medical - Drugs – 0.13%
55,482	Novartis AG - Sponsored ADR	4,537,318
	Total Switzerland (Proceeds $4,792,291)	$4,537,318

	United Kingdom – 0.08%
	Diversified Banking Instiutiions – 0.08%
531,125	HSBC Holdings, PLC	2,793,904
	Total United Kingdom (Proceeds $3,820,881)	$2,793,904
	Total Securities Sold, Not Yet Purchased (Proceeds $927,350,425)	$920,677,506

*	Non-income producing security
ADR	American Depository Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipt

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Written Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		September 30, 2021 Fair Value
			Written Options – 0.58%
			Equity Options – 0.58%
			Equity Call Options – 0.58%
			United States – 0.58%
			Sector Fund - Technology - 0.58%
		11/19/2021
$217,932,000	5,588	$390	iShares Expanded Technology-Software Sector ETF*	$11,790,680
		11/19/2021
63,940,000	2,780	$230	VanEck Vectors Semiconductor ETF*	8,812,600
				20,603,280
			Total United States (Proceeds $25,441,380)	$20,603,280
			Total Equity Call Options (Proceeds - $25,441,380)	$20,603,280
			Total Equity Options (Proceeds - $25,441,380)	$20,603,280

			Currency Put Options - 0.00%
			United States - 0.00%
		10/15/2021
20,232,557,865	34,585,569	$5.85	USD-BRL	26,253
			Total United States (Cost $41,434)	$26,253
			Total Currency Put Options (Cost $41,434)	$26,253
			Total Written Options (Proceeds - $25,482,814)	$20,629,533

*	Counterparty to all written options is Morgan Stanley

ETF	Exchange Traded Fund

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date*		September 30, 2021 Unrealized Gain ***
	Swap Contracts - 3.21%
	Total Return Swap Contracts - Unrealized Gain - 4.57%
	United States – 3.55%
	Private Equity - 0.64%
$27,614,778	6/3/2024	The Carlyle Group, Inc.	$22,848,853

		Agreement with Morgan Stanley, dated 11/16/2017 to receive the total return of the shares of The Carlyle Group, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.63%**.

	Web Portals / ISP - 2.91%

46,673,848	6/3/2024	Alphabet, Inc., Class A	103,924,441

		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$126,773,294

	Brazil – 0.27%
	Commercial Services / Finance - 0.10%

(4,622,849)	2/2/2022	Cielo SA	3,530,394

		Agreement with Morgan Stanley, dated 02/12/2019 to deliver the total return of the shares of Cielo SA in exchange for interest based on the Daily Fed Funds Effective Rate less 1.00%**.

	Retail - Discount - 0.17%

33,944,328	2/2/2022	Magazine Luiza SA	6,045,596

		Agreement with Morgan Stanley, dated 07/02/2019 to receive the total return of the shares of Magazine Luiza SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$9,575,990

	India – 0.01%
	E-Commerce / Services - 0.01%

942,170	7/18/2023	Zomato, Ltd.	404,570

		Agreement with Morgan Stanley, dated 07/13/2021 to receive the total return of the shares of Zomato, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate plus 2.00%**.

	Total India		$404,570

	Japan - 0.04%
	Advertising Services - 0.00%

(7,955,468)	12/24/2024	Dentsu Group, Inc.	125,993

		Agreement with Morgan Stanley, dated 09/13/2021 to deliver the total return of the shares of Dentsu Group, Inc., in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date*		September 30, 2021 Unrealized Gain ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	Japan – (continued)
	E-Commerce / Products - 0.02%
$(5,116,060)	12/24/2024	Rakuten Group, Inc.	$602,255

		Agreement with Morgan Stanley, dated 08/16/2021 to deliver the total return of the shares of Rakuten Group, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Electric - Integrated - 0.02%

(2,856,508)	12/24/2024	Chubu Electric Power Co., Inc.	2,048

		Agreement with Morgan Stanley, dated 07/28/2021 to deliver the total return of the shares of Chubu Electric Power Co., Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(9,491,378)	12/24/2024	Tokyo Electric Power Co. Holdings, Inc.	690,583

		Agreement with Morgan Stanley, dated 02/17/2016 to deliver the total return of the shares of Tokyo Electric Power Co. Holdings, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

			692,631
	Industrial Automation / Robot - 0.00%

(5,549,581)	12/24/2024	Yaskawa Electric Corp.	186,909

		Agreement with Morgan Stanley, dated 09/27/2021 to deliver the total return of the shares of Yaskawa Electric Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$1,607,788

	South Korea – 0.01%
	Electronic Components - Miscellaneous - 0.01%

(2,925,499)	8/14/2023	LG Display Co., Ltd.	307,611

		Agreement with Morgan Stanley, dated 08/09/2021 to deliver the total return of the shares of LG Display Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 14.00%**.

	Total South Korea		$307,611

	Spain – 0.61%
	Building - Heavy Construction - 0.60%

8,809,647	1/4/2024	Cellnex Telecom SA	21,450,740

		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date*		September 30, 2021 Unrealized Gain ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	Spain – (continued)
	Food - Retail - 0.01%
$(252,450)	1/4/2024	Distribuidora Internacional de Alimentacion SA	$180,074

		Agreement with Morgan Stanley, dated 09/29/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for interest based on the Daily Fed Funds Effective Rate less 26.00%**.

	Total Spain		$21,630,814

	Switerzland – 0.01%
	Enterprise Software / Services - 0.01%

(7,743,982)	12/14/2023	Temenos AG	295,131

		Agreement with Morgan Stanley, dated 10/17/2019 to deliver the total return of the shares of Temenos AG in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.

	Total Switerzland		$295,131

	United Kingdom – 0.07%
	Cosmetics & Toiletries - 0.01%

(8,869,805)	1/4/2024	Unilever PLC	242,311

		Agreement with Morgan Stanley, dated 12/23/2019 to deliver the total return of the shares of Unilever PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.

	Diversified Banking Institutions - 0.00%

(7,082,154)	12/14/2023	HSBC Holdings PLC	71,358

		Agreement with Morgan Stanley, dated 03/12/2020 to deliver the total return of the shares of HSBC Holdings PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Food - Retail - 0.06%

(4,541,361)	12/14/2023	Marks & Spencer Group PLC	2,134,557

		Agreement with Morgan Stanley, dated 02/16/2016 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$2,448,226
	Total Return Swap Contracts - Unrealized Gain****		$163,043,424

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date*		September 30, 2021 Unrealized (Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (1.36%)
	Australia - (0.31%)
	Commercial Banks - Non-US - (0.31%)
$(12,813,730)	12/27/2024	Australia and New Zealand Banking Group, Ltd.	$(2,369,685)

		Agreement with Morgan Stanley, dated 08/26/2015 to deliver the total return of the shares of Australia and New Zealand Banking Group, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(11,065,945)	12/27/2024	Bank of Queensland, Ltd.	(677,099)

		Agreement with Morgan Stanley, dated 06/20/2018 to deliver the total return of the shares of Bank of Queensland, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(7,913,292)	12/27/2024	Commonwealth Bank of Australia	(4,816,156)

		Agreement with Morgan Stanley, dated 02/24/2016 to deliver the total return of the shares of Commonwealth Bank of Australia in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(14,795,355)	12/27/2024	Westpac Banking Corp.	(3,030,920)

		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$(10,893,860)

	Belgium – (0.01%)
	Medical - Drugs - (0.01%)

2,499,034	1/4/2024	Galapagos NV.	(322,509)

		Agreement with Morgan Stanley, dated 04/03/2019 to receive the total return of the shares of Galapagos NV. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Belgium		$(322,509)

	Brazil – (0.28%)
	Finance - Other Services - (0.28%)

40,120,959	2/2/2022	B3 SA-Brasil Bolsa Balcao	(9,940,720)

		Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA-Brasil Bolsa Balcao in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$(9,940,720)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date*		September 30, 2021 Unrealized (Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	China – (0.19%)
	Applications Software - (0.03%)
$32,033,453	7/14/2022	Glodon Co., Ltd., Class A	$(1,139,154)

		Agreement with Morgan Stanley, dated 07/10/2020 to receive the total return of the shares of Glodon Co., Ltd., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.25%**.

	Computer Services - (0.16%)

26,618,732	7/14/2022	Sangfor Technologies, Inc., Class A	(5,809,270)

		Agreement with Morgan Stanley, dated 01/14/2021 to receive the total return of the shares of Sangfor Technologies, Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.25%**.

	Total China		$(6,948,424)

	Ireland – (0.01%)
	Commercial Services - Finance - (0.01%)

3,452,180	12/14/2023	Experian PLC	(255,242)

		Agreement with Morgan Stanley, dated 09/07/2021 to receive the total return of the shares of Experian PLC in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Ireland		$(255,242)

	Japan – (0.42%)
	Electric Products - Miscellaneous - (0.00%)

(2,341,687)	12/24/2024	Casio Computer Co., Ltd.	(212,083)

		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Casio Computer Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Office Automation & Equipment - (0.04%)

(12,388,992)	12/24/2024	Canon, Inc.	(801,964)

		Agreement with Morgan Stanley, dated 03/31/2020 to deliver the total return of the shares of Canon, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date*		September 30, 2021 Unrealized (Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	Japan – (continued)
	Office Automation & Equipment - (continued)
$(3,074,847)	12/24/2024	Konica Minolta, Inc.	$(462,678)

		Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(2,335,109)	12/24/2024	Ricoh Co., Ltd.	(313,258)

		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.63%**.

			(1,577,900)
	Photo Equipment & Supplies - (0.01%)

(809,323)	12/24/2024	Nikon Corp.	(368,362)

		Agreement with Morgan Stanley, dated 10/29/2013 to deliver the total return of the shares of Nikon Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Semiconductor Equipment - (0.37%)

(23,009,023)	12/24/2024	Advantest Corp.	(934,886)

		Agreement with Morgan Stanley, dated 08/26/2011 to deliver the total return of the shares of Advantest Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(28,335,241)	12/24/2024	Tokyo Electron, Ltd.	(12,006,202)

		Agreement with Morgan Stanley, dated 11/10/2020 to deliver the total return of the shares of Tokyo Electron, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

			(12,941,088)
	Total Japan		$(15,099,433)

	Taiwan – (0.12%)
	Computers - Peripheral Equipment - (0.05%)

(3,341,158)	1/25/2024	Innolux Display Corp.	(1,867,100)

		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 12.80%**.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(concluded)

Notional Amount	Maturity Date*		September 30, 2021 Unrealized (Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	Taiwan – (continued)
	Electronic Components - Miscellaneous - (0.07%)
$(2,998,384)	1/25/2024	AU Optronics Corp.	$(2,303,146)

		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 12.00%**.

	Total Taiwan		$(4,170,246)
	United Kingdom – (0.02%)
	Retail - Apparel / Shoes - (0.02%)

(1,663,237)	12/14/2023	Next PLC	(820,642)

		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$(820,642)
	Total Return Swap Contracts - Unrealized Loss*****		$(48,451,076)
	Total Swap Contracts, net		$114,592,348

*	Per the terms of the executted swap agreement, no periodic payments were made. A single payment is made upon the maturity of each swap contract.
**	Financing rate is variable. Rate indicated is as of September 30, 2021.
***	The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason, fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.
****	Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.
*****	Includes all Total Return Swap Contracts in a loss position. The unrealized loss on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Company’s investments at fair value

Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1 - Quoted Prices		Level 1 - Quoted Prices
Investments in Securities		Securities Sold, Not Yet Purchased
Common Stock	$4,329,901,831	Common Stock	$920,677,506
Equity Options	158,560,663	Equity Options	20,603,280
Level 2 - Other Significant		Level 2 - Other Significant
Observable Inputs		Observable Inputs
Total Return Swaps	163,043,424	Total Return Swaps	48,451,076
Currency Options	6,089,311	Currency Options	26,253
Level 3 - Other Significant		Level 3 - Other Significant
Unobservable Inputs	-	Unobservable Inputs	-
Total	$4,657,595,229	Total	$989,758,115
- 28 -